Intangible Assets - rollforward of goodwill - (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning balance	$ 495,004,000	$ 1,253,822,000	$ 495,135,000	$ 1,253,822,000	$ 1,694,313,000	$ 1,693,906,000
Re-allocation of goodwill upon change in reporting units						0
Impact of Fresh-Start Reporting				(575,539,000)
Foreign currency translation adjustment	(62,000)		(131,000)	(162,000)	107,000	407,000
Impairment of goodwill				(177,886,000)	(440,598,000)
Canada deconsolidation				(5,100,000)
Goodwill, Ending balance	494,942,000		495,004,000	1,070,674,000	1,253,822,000	1,694,313,000
Skillsoft reporting unit
Goodwill [Line Items]
Goodwill, Beginning balance	491,654,000	1,112,820,000	491,785,000	1,112,820,000	1,434,047,000	0
Re-allocation of goodwill upon change in reporting units						1,433,662,000
Impact of Fresh-Start Reporting				(507,843,000)
Foreign currency translation adjustment	(62,000)		(131,000)	(158,000)	113,000	385,000
Impairment of goodwill	(107,900,000)	(107,900,000)		(107,934,000)	(321,340,000)
Canada deconsolidation				(5,100,000)
Goodwill, Ending balance	491,592,000		491,654,000	999,628,000	1,112,820,000	1,434,047,000
Accumulated impairment losses	0		0		321,340	0
SumTotal reporting unit
Goodwill [Line Items]
Goodwill, Beginning balance	3,350,000	141,002,000	3,350,000	141,002,000	260,266,000	0
Re-allocation of goodwill upon change in reporting units						260,244,000
Impact of Fresh-Start Reporting				(67,696,000)
Foreign currency translation adjustment			0	(4,000)	(6,000)	22,000
Impairment of goodwill	(70,000,000)	$ (70,000,000)		(69,952,000)	(119,258,000)
Canada deconsolidation				0
Goodwill, Ending balance	$ 3,350,000		3,350,000	$ 71,046,000	141,002,000	260,266,000
Accumulated impairment losses			$ 0		$ 119,258	$ 0